Share Capital (Details) $ in Thousands	1 Months Ended			6 Months Ended
	Feb. 28, 2021	Feb. 17, 2021	Aug. 30, 2019	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ₪ / shares	Jun. 30, 2021 USD ($)
Share Capital (Details) [Line Items]
Stock option, description	the Company completed the second closing of the Sagy Agreement, as defined below, which occurred after the Company executed the Development, Exclusivity and Option Products Agreement with AbbVie (see note 5), and the following occurred: (i) Ami Sagy transferred the Company an amount of $1,000 by way of an equity investment, and (ii) the Company issued to Ami Sagy 250,000 ADSs representing 250,000 ordinary shares and warrants to purchase up to 250,000 ADSs representing 250,000 ordinary shares.	the Company completed a registered direct offering providing for the sale and issuance of an aggregate of 2,000,000 ADSs at a purchase price of $17.50 per ADS, for aggregate gross proceeds of $35,000.
Total issuance costs				$ 3,200
Granted options, exercisable | ₪ / shares					₪ 1.5
Allotment date				10 years
Fair value of options granted				$ 3,511		$ 600
Mr. Ami Sagy [Member]
Share Capital (Details) [Line Items]
Stock option, description			The Sagy Agreement is part of a financing agreement which was signed on August 30, 2019, with Mr. Sagy and certain U.S. investors for the issuance of shares and warrants. The total return to the Company against the shares amounted to $6,500. Mr. Sagy, the Company’s largest shareholder provided an amount of $3,000 in two tranches, (i) $2,000 at the first closing in September 3, 2019 and (ii) $1,000 at the second closing, as noted above.